Significant Accounting Policies (Detail 2)	12 Months Ended
Dec. 31, 2010 years
Buildings and improvements
Property, Plant and Equipment
Estimated useful life, low end of range (in years)	10
Estimated useful life, high end of range (in years)	40
Estimated useful life, majority of the assets, minimum (in years)	20
Estimated useful life, majority of the assets, maximum (in years)	40
Machinery and equipment
Property, Plant and Equipment
Estimated useful life, low end of range (in years)	3
Estimated useful life, high end of range (in years)	15
Estimated useful life, majority of the assets, minimum (in years)	5
Estimated useful life, majority of the assets, maximum (in years)	10
Internal use software
Property, Plant and Equipment
Estimated useful life, low end of range (in years)	3
Estimated useful life, high end of range (in years)	7